ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2011
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE

Accounts receivable consists of trade receivables resulting from sales of products during the normal course of business.

Allowance for doubtful account is as follows:

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Balance at beginning of year	816	842	842
Additions	26	-	1,872
Written off	-	-	-

	842	842	2,714

The allowance for doubtful account as recorded in general and administrative expenses.